Federated Hermes Kaufmann Fund
A Portfolio of Federated Hermes Equity Funds
CLASS A SHARES (TICKER KAUAX)
CLASS B SHARES (TICKER KAUBX)
CLASS C SHARES (TICKER KAUCX)
CLASS R SHARES (TICKER KAUFX)
INSTITUTIONAL SHARES (TICKER KAUIX)

SUPPLEMENT TO SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 31, 2019
On November 11, 2020, the Board of Trustees of the Federated Hermes Equity Funds, on behalf of its portfolio Federated Hermes Kaufmann Fund (the “Fund”), approved the elimination of the 0.20% redemption fee for the Fund’s Class R Shares, effective January 1, 2021. The Fund’s other share classes currently do not feature a redemption fee.
Accordingly, effective as of January 1, 2021, all references to the redemption fee on the Fund’s Class R Shares in the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information are removed.
November 30, 2020

Federated Hermes Kaufmann Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q455308 (11/20)
© 2020 Federated Hermes, Inc.